Trade and other payables	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of trade and other payables [text block]
20.	Trade and other payables

	March 31, 2019	March 31, 2018
Trade payables	2,971,821	2,865,626
Advance from customers	463,450	285,611
Accrued expenses	4,129,534	3,644,004
Other payables	584,731	565,850
	8,149,536	7,361,091

Financial liabilities included in trade and other payables	7,447,426	6,780,747